Supplement to the
Fidelity® Advisor Short Fixed-Income Fund
Class A, Class T, Class B, and Class C
November 20, 2007
Prospectus

The following information supplements the biographical information for Andrew Dudley found in the "Fund Management" section on page 31.

Effective February 21, 2008, the fund's co-manager Andrew Dudley is on a leave of absence from Fidelity Investments.

SFI-08-01 March 12, 2008
1.756200.120

Supplement to the
Fidelity® Advisor Short Fixed-Income Fund
Institutional Class
November 20, 2007
Prospectus

The following information supplements the biographical information for Andrew Dudley found in the "Fund Management" section on page 28.

Effective February 21, 2008, the fund's co-manager Andrew Dudley is on a leave of absence from Fidelity Investments.

SFII-08-01 March 12, 2008
1.736488.116